Other income/(expenses) - Summary of Other Income/(Expenses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income (Expense) [Abstract]
Share issue related cost	$ 0	$ (6,167)	$ (10,325)
Associate Derecognition	0	4,199	0
Energy trading contracts – MtM adjustments	138	0	0
Energy trading contracts – net realized gains	6,429	0	0
Transaction costs	(8,178)	(9,618)	(4,536)
Transaction Costs Allocated, SPAC	0	0	(315)
Contingent consideration adjustments	(25,280)	8,634	11,593
Gross obligation adjustments	3,093	(11,666)	(3,533)
Restructuring costs	(14,809)	(2,104)	(1,293)
Other Gains (Losses), Other	(7,214)	(1,944)	(856)
Other gains (losses)	(45,821)	$ (18,666)	$ (9,265)
Acquisition of CSHG	10,600
Payment for the ISS settlement with the Municipality of São Paulo	$ 4,200